Share Based Compensation (Detail Textuals)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares Year Option	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CAD ($) Year Option	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CAD ($) Year Option	Dec. 31, 2017 $ / shares
Disclosure of classes of share capital [line items]
Number of share options granted | Option	6,615,500		2,811,000		5,905,000
Weighted average fair value of the stock options granted		$ 3.77		$ 4.16		$ 2.67
Expected life of share option granted | Year	2.78		2.85
Exercise price of share options granted		2.33		$ 2.77		$ 1.37
Number of restricted share units granted | Option	475,000		5,000		825,000
Share-based compensation expense | $	$ 11,782,973		$ 7,498,450		$ 2,822,495
Bottom of range [Member]
Disclosure of classes of share capital [line items]
Expected life of share option granted | Year					1
Exercise price of share options granted		1.22
Top of range [member]
Disclosure of classes of share capital [line items]
Expected life of share option granted | Year					3
Exercise price of share options granted		4.15
Employees And Consultants [Member]
Disclosure of classes of share capital [line items]
Number of share options granted | shares	6,615,500
Expected life of share option granted | Year	3
Exercise price of share options granted		2.33
Weighted average trading share price of the options exercised		$ 3.16
Stock Options [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense | $	$ 10,488,121		5,545,379		$ 2,716,400
RSUs [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense | $	$ 1,294,852		$ 1,953,071		$ 106,095
RSUs [Member] | Employee [Member]
Disclosure of classes of share capital [line items]
Number of restricted share units granted | shares	475,000